Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Entity Registrant Name	Federal Home Loan Bank of Topeka
Entity Incorporation, State or Country Code	X1
Entity File Number	000-52004
Entity Tax Identification Number	48-0561319
Entity Address, Address Line One	500 SW Wanamaker Road
Entity Address, City or Town	Topeka
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66606
City Area Code	785
Local Phone Number	233.0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001325878